Income Taxes - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 10,057	$ 18,639
Additions based on tax positions related to the current year	544	663
Additions for tax positions of prior years	638	73
Reductions for tax positions of prior years - Settlement	(3,765)	(7,907)
Reduction for tax positions of prior years - Statute of limitations	(181)	(1,411)
Balance at end of year	$ 7,293	$ 10,057